Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Future Maturities Lease Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 115,544	$ 151,885	$ 172,924
1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	25,362	30,829
Due within 1 and 2 Year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	21,668	27,779
2 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	20,265	24,083
3 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	16,093	20,991
4 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	11,408	16,627
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 20,748	$ 31,576